Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended									66 Months Ended	114 Months Ended	117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2008	Dec. 31, 2012	Mar. 31, 2013
Statements of Operations [Abstract]
Revenue	$ 0	$ 0		$ 0	$ 0									$ 0	$ 0
Operating expenses:
Research and development	2,180	2,694		10,103	13,293									127,960	130,140
General and administrative	1,850	1,381		5,496	7,191									47,389	49,239
Depreciation	83	136		456	3,141								10,212	23,608	23,691
Impairment of property and equipment	0	0		0	7,371								0	7,371	7,371
Other expense	30	48		165	1,705									1,870	1,900
Total operating expenses	(4,143)	(4,259)		(16,220)	(32,701)									(208,198)	(212,341)
Interest income	5	7		27	53									8,539	8,544
Interest expense	(1,427)	(174)		(2,957)	(849)									(17,846)	(19,273)
Change in fair value of embedded derivative and derivative liability	(334)	0		944	0								0	944	610
Change in fair value of warrant liability	125	(523)		1,277	14,436								47	17,775	17,900
Net loss attributable to common stockholders	$ (5,774)	$ (4,949)	$ (1,032)	$ (16,929)	$ (19,061)	$ (25,600)	$ (29,845)	$ (42,393)	$ (30,988)	$ (20,873)	$ (9,627)	$ (2,438)	$ (107,351)	$ (198,786)	$ (204,560)
Basic and diluted net loss attributable to common stockholders per share (in dollars per share)	$ (2.11)	$ (2.09)		$ (7.13)	$ (8.82)
Weighted-average common stock outstanding - basic and diluted (in shares)	2,734	2,371		2,374	2,162